CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Statement of financial position [abstract]
Accumulated depreciation of property and equipment (in dollars)	$ 299,817	$ 353,443
Number of shares issued	533,891,470	533,891,470
Number of ordinary shares issued